Loans (Classifications of Loans) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans [Abstract]
Real estate - Commercial	$ 317,773,437	$ 273,101,082
Real estate - Construction	51,887,623	51,662,538
Real estate - Residential	95,136,947	96,723,708
Commercial	98,871,677	107,125,895
Consumer	12,752,382	13,674,025
Total	576,422,066	542,287,248
Allowance for loan losses	(4,109,461)	(3,741,271)	(2,468,476)
Deferred loan costs, net	833,526	751,689
Loans and Leases Receivable, Net Reported Amount, Total	$ 573,146,131	$ 539,297,666	$ 299,606,430	$ 265,008,669